SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21034

                       Sanford C. Bernstein Fund II, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                                Joel H. Goldberg
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                            New York, New York 10022-6069

                      Date of fiscal year end:  September 30

             Date of reporting period: July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21034
Reporting Period: 07/01/2003 - 06/30/2004
Sanford C. Bernstein Fund II, Inc.









========= SANFORD C. BERNSTEIN FUND II-BERNSTEIN INTERMEDIATE DURATION =========
=========                   INSTITUTIONAL PORTFOLIO                    =========




The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: Sanford C. Bernstein Fund II, Inc.




                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2004


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary